1. Organization and Operations	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Operations

Focus Universal Inc. (the “Company”) was incorporated under the laws of the State of Nevada on December 4, 2012 (“Inception”). Focus Universal Inc. offers a full range of web services, including web marketing services, social and viral marketing campaigns, search engine optimization consulting, custom web design, website usability consulting and web analytics implementation.

Change in Control

On December 29, 2014, Xu Tang and Desheng Wang, two non-affiliate persons, acquired 5,970,000 shares of the Company’s Common Stock from the Company’s shareholders. This represents over 90% of the Company’s outstanding common stock and therefore represents a change in control of the Company’s ownership.

Effective immediately on December 29, 2014, Ms. Popova resigned as Chief Executive Officer and President of the Company and Ms. Ignatenko resigned as Treasurer, Secretary, Chief Financial Officer, principal accounting officer, and principal financial officer of the Company. Upon such resignations, Desheng Wang was appointed as the Chief Executive Officer and Secretary of the Company, Xu Tang was appointed as the President of the Company, Yan Chen was appointed as the Senior Vice President, and Messrs. Wang, Tang, and Chen accepted such appointments.

On October 21, 2015, Xu Tang entered into a stock purchase agreement whereby he collectively sold 3,260,000 shares of the Company’s Common Stock to eight persons using private funds to purchase the shares. This represents 49.5% of the Company’s outstanding common stock and represents a material change in control of the Company’s ownership. Buyers include Shuqin Xu (who now owns 19.7% of the Company), Tianzeng Xu and Youjuan Xiong (who now each own 7.5% of the Company) and five other unrelated persons. To the Company’s knowledge, there are no arrangements or understandings among members of both the former and new control groups and their associates with respect to election of directors or other matters.

Effective October 21, 2015, Xu Tang and Yan Chen resigned from their positions as President and Senior Vice President, respectively, of the Company. There are no disagreements between the Company and Messrs. Tang and Chen. Dr. Edward Lee has been appointed to serve as President of the Company.

Also effective October 21, 2015, Dr. Jennifer Gu and Dr. Edward Lee were appointed as directors of the Company, and Dr. Gu and Dr. Lee accepted such appointments. Thereupon, each of Xu Tang and Yan Chen resigned as directors of the Company. Accordingly, the entire Board of Directors consists of Dr. Desheng Wang, Dr. Jennifer Gu, and Dr. Edward Lee.

On December 31, 2015, we filed Articles of Merger with the State of Nevada and filed a Certificate of Merger with the State of California which were the result of an agreement entered into on December 30, 2015, with a related party, Perfecular Inc., (“Perfecular”) a California corporation and FCUV Acquisition Corp., a Nevada corporation and a wholly-owned subsidiary of the Company, pursuant to which we agreed to acquire all of the issued and outstanding of 587,712 shares of Perfecular’s common stock in exchange for the issuance of 27,994,706 shares of the Company’s common stock to the shareholders of Perfecular Inc. in an exchange ratio of 47.6333 to one. This represents approximately 80% of the outstanding shares of the Company and represents a material change in control of the Company’s ownership.

Perfecular Inc. was founded in September 2009 and is headquartered in City of Industry, California, and is engaged in designing certain digital sensor products and sells a broad selection of horticultural sensors and filters in North America and Europe.

Change in fiscal year

On December 11, 2015, the Board of Directors of the Company approved a change in the fiscal year end from a fiscal year end on March 31 to a calendar year end on December 31 effective immediately.

The Company made the fiscal year change on a prospective basis and did not adjust operating results for prior periods. The change to the Company’s fiscal year did not impact the Company’s calendar year results for the year ended December 31, 2015. While the change has had some impact on the prior year comparability of each of the fiscal quarters and annual periods in fiscal years prior to calendar year 2016, the Company believes this impact is minimal.

Change in fiscal year (continued)

The Company made the fiscal year change on a prospective basis and did not adjust operating results for prior periods. The change to the Company’s fiscal year did not impact the Company’s calendar year results for the year ended December 31, 2015. While the change has had some impact on the prior year comparability of each of the fiscal quarters and annual periods in fiscal years prior to calendar year 2016, the Company believes this impact is minimal.

The Company believes this change provides numerous benefits, including aligning its reporting periods to be more consistent with peer companies.

Focus Universal Inc. (the “Company”) was incorporated under the laws of the State of Nevada on December 4, 2012 (“Inception”). Focus Universal Inc. offers a full range of web services, including web marketing services, social and viral marketing campaigns, search engine optimization consulting, custom web design, website usability consulting and web analytics implementation.

Change in Control

On December 29, 2014, Xu Tang and Desheng Wang, two non-affiliate persons, acquired 5,970,000 shares of the Company’s Common Stock from the Company’s shareholders. This represents over 90% of the Company’s outstanding common stock and therefore represents a change in control of the Company’s ownership.

Effective immediately on December 29, 2014, Ms. Popova resigned as Chief Executive Officer and President of the Company and Ms. Ignatenko resigned as Treasurer, Secretary, Chief Financial Officer, principal accounting officer, and principal financial officer of the Company. Upon such resignations, Desheng Wang was appointed as the Chief Executive Officer and Secretary of the Company, Xu Tang was appointed as the President of the Company, Yan Chen was appointed as the Senior Vice President, and Messrs. Wang, Tang, and Chen accepted such appointments.

On October 21, 2015, Xu Tang entered into a stock purchase agreement whereby he collectively sold his entire 3,260,000 shares of the Company’s Common Stock to eight persons using private funds to purchase the shares. This represents 49.5% of the Company’s outstanding common stock and represents a material change in control of the Company’s ownership. Buyers include Shuqin Xu (who now owns 19.7% of the Company), Tianzeng Xu and Youjuan Xion (who now each own 7.5% of the Company) and five other unrelated persons. To the Company’s knowledge, there are no arrangements or understandings among members of both the former and new control groups and their associates with respect to election of directors or other matters.

Effective October 21, 2015, Xu Tang and Yan Chen resigned from their positions as President and Senior Vice President, respectively, of the Company. There are no disagreements between the Company and Messrs. Tang and Chen. Dr. Edward Lee has been appointed to serve as President of the Company.

Also effective October 21, 2015, Dr. Jennifer Gu and Dr. Edward Lee were appointed as directors of the Company, and Dr. Gu and Dr. Lee accepted such appointments. Thereupon, each of Xu Tang and Yan Chen resigned as directors of the Company. Accordingly, the entire Board of Directors consists of Dr. Desheng Wang, Dr. Jennifer Gu, and Dr. Edward Lee.

On December 31, 2015, we filed Articles of Merger with the State of Nevada and filed a Certificate of Merger with the State of California which were the result of an agreement entered into on December 30, 2015, with a related party, Perfecular Inc., (“Perfecular”) a California corporation and FCUV Acquisition Corp., a Nevada corporation and a wholly-owned subsidiary of the Company, pursuant to which we agreed to acquire all of the issued and outstanding 587,712 shares of Perfecular’s common stock in exchange for the issuance of 27,994,706 shares of the Company’s common stock to the shareholders of Perfecular Inc. in an exchange ratio of 47.6333 to one. This represents approximately 80% of the outstanding shares of the Company and represents a material change in control of the Company’s ownership.

Perfecular Inc. was founded in September 2009 and is headquartered in City of Industry, California, and is engaged in designing certain electronic products and sales of broad selection of garden equipment in North America and Europe.

Change in fiscal year

On December 11, 2015, the Board of Directors of the Company approved a change in the fiscal year end from a fiscal year end on March 31 to a calendar year end on December 31 effective immediately.

The Company expects to make the fiscal year change on a prospective basis and will not adjust operating results for prior periods. The change to the Company’s fiscal year will not impact the Company’s calendar year results for the year ended December 31, 2015. While the change will have some impact on the prior year comparability of each of the fiscal quarters and annual periods in fiscal years prior to calendar year 2016 in future filings, the Company expects this impact will be minimal.

The Company believes this change will provide numerous benefits, including aligning its reporting periods to be more consistent with peer companies.